SCHEDULE OF NET LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States			$ (643,233)
Net loss before income taxes	$ (1,327,141)	$ (40,349)	$ (643,233)